Real Estate Properties under Development, Net - Additional Information (Detail) - Buildings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Real Estate [Line Items]
Scheduled minimum rental payments to be received		$ 1,897
Lease expiration date	Oct. 31, 2017